DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)					1 Months Ended	9 Months Ended	10 Months Ended
	Jul. 16, 2022	Jul. 19, 2021 USD ($) shares	Jul. 16, 2021 USD ($) $ / shares shares	Mar. 10, 2021 item	Mar. 31, 2021 USD ($)	Sep. 30, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Subsidiary, Sale of Stock [Line Items]
Condition for future business combination number of businesses minimum | item				1
Proceeds received from initial public offering gross							$ 138,000,000
Investment of cash into trust account			$ 139,400,000				$ 139,380,000
Per unit amount of investment in trust account | $ / shares			$ 10.10			$ 10.10	$ 10.10
Minimum net tangible assets upon consummation of the business combination						$ 5,000,001	$ 5,000,001
Redemption limit percentage without prior consent						15	15
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)						100.00%	100.00%
Maximum period to complete business combination						18 months	18 months
Redemption period upon closure						10 days	10 days
Maximum allowed dissolution expenses						$ 100,000	$ 100,000
Cash held in operating bank account						74,000	729,000
Working capital deficit						1,100,000	880,000,000,000
Aggregate purchase price					$ 25,000		25,000
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Acquires Assets As A Percentage Of Net Market Value Of Assets Held In Trust Account	80.00%
Condition for future business combination threshold Percentage Ownership	50
IPO
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares		1,800,000	12,000,000
Price per share | $ / shares			$ 10.00
Proceeds received from initial public offering gross		$ 18,000,000.0	$ 120,000,000.0
Offering costs, net of reimbursement from underwriter			10,500,000
Offering costs reimbursement from underwriter			480,000
Deferred underwriting commissions			3,400,000
Offering costs allocated to derivate warrant liabilities		$ 62,000	$ 62,000
Maximum allowed dissolution expenses						100,000	100,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares			5,370,000
Price of warrant | $ / shares			$ 1.00
Proceeds from sale of Private Placement Warrants			$ 5,400,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares		1,800,000
Proceeds received from initial public offering gross		$ 18,000,000.0
Offering costs		990,000
Deferred underwriting commissions		630,000
Offering costs allocated to derivate warrant liabilities		$ 62,000
Sponsor
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price						25,000	25,000
Proceeds from Related Party Debt						$ 117,000	$ 117,000
Sponsor | IPO
Subsidiary, Sale of Stock [Line Items]
Offering costs			4,700,000
Offering costs allocated to derivate warrant liabilities			$ 685,000
Sponsor | Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares		540,000	5,370,000
Price of warrant | $ / shares			$ 1.00
Proceeds from sale of Private Placement Warrants		$ 540,000	$ 5,400,000
Sponsor | Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares		540,000
Proceeds from sale of Private Placement Warrants		$ 540,000